Investment Strategy - CoreValues America First Technology ETF	Nov. 10, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio primarily comprised of U.S. exchange-listed companies (including American Depositary Receipts (“ADRs”) of non-U.S. companies traded on U.S. exchanges) that the Fund’s sub-adviser, MSA Power Funds LLC (the “Sub-Adviser”) identifies as likely to benefit from the advancement of strategic and emerging technologies critical to national innovation, security and industrial leadership in the United States (“America First Technologies”) (described below). In selecting the Fund’s portfolio securities for investment, the Sub-Adviser seeks to invest the Fund’s assets to achieve returns, before fees and expenses, that are similar to those of the Solactive America First Technology Index TR (the “Underlying Index”), which is owned, calculated, administered, and published by Solactive AG (the “Index Provider”).

Solactive America First Technology Index

The Underlying Index is comprised of publicly traded U.S. exchange-listed securities (including ADRs) of companies that potentially stand to benefit from the advancement of technologies that are critical to U.S. national innovation, security and industrial leadership. The initial universe of eligible companies includes companies that have or are expected to have exposure to the provision of products and/or services that contribute to any of eight categories of “America First Technologies” described below:

●	Autonomous Systems: Companies that develop or deploy technologies enabling unmanned and self-directed operations across air, land, sea, and space. This includes firms building autonomous drones, vehicles, robotics, and underwater systems for civilian, industrial, or defense applications, as well as those providing supporting components such as light detection and ranging technologies (LiDAR), navigation platforms, and artificial intelligence (“AI”) powered autonomous weapon systems.

●	Cyber Security: Companies that protect digital infrastructure, data, and users from internal and external threats. This includes firms offering cybersecurity solutions like endpoint protection, encryption, threat intelligence, secure network architecture, malware detection, and cloud-native security services, as well as those providing AI-driven threat response and zero-trust frameworks.

●	Defense Technology: Companies that develop, manufacture, or supply next-generation technologies for military and national security. This includes advanced aerospace systems, satellites, military-grade cybersecurity, defense communication platforms, AI-powered command and control software, space defense infrastructure, and electronic warfare technologies, alongside secure border and surveillance solutions.

●	Digital Infrastructure: Companies that provide the hardware, software, and connectivity essential for digital operations and cloud-based services. This includes data centers, colocation services, networking and storage systems, cloud computing platforms, edge computing infrastructure, and advanced analytics tools, as well as providers of scalable computing, platform management, and digital workflow automation.

●	Electronic Components: Companies involved in the design, manufacturing, or integration of hardware components critical to electronic systems. This includes producers of sensors, circuit boards, embedded systems, and communication modules, serving industries like automotive, robotics, industrial automation, and smart technologies through scalable and connected hardware solutions.

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Nuclear and Power Storage: Companies that produce or support energy storage technologies and nuclear power solutions. This includes providers of lithium-ion and next-generation batteries, energy storage systems for grid and mobility use, as well as companies engaged in uranium mining, nuclear reactor design, small modular reactors (SMRs), and advanced nuclear fission and fusion technologies.

●	Robotics: Companies that design, manufacture, or apply robotic systems for automation across sectors such as manufacturing, logistics, agriculture, healthcare, and defense. This includes industrial robots, collaborative robots, autonomous mobile robots, and surgical robots, as well as supporting technologies in “mechatronics” (i.e., mechanical, electrical, computer and control systems), machine vision, robotic sensing, and AI-driven automation platforms.

●	Semiconductors: Companies that design, fabricate, or supply semiconductor materials, components, and manufacturing equipment. This includes integrated circuit (“IC”) providers, chip foundries, and companies involved in photolithography (a process used to manufacture microchips), packaging, and advanced chip architecture like AI chips, mixed-signal ICs, and quantum computing processors, enabling innovation across digital and electronic applications.

The initial universe of eligible securities includes stock of any U.S. exchange-listed companies (including ADRs of non-U.S. companies) that operate in one or more of the above eight America First Technologies categories, subject to minimum liquidity and market capitalization requirements.

This initial universe is then narrowed to include only those companies traded on U.S. exchanges that generate at least 50% of their revenues from activities utilizing strategic and emerging technologies within the above-listed categories that are critical to national innovation, security and industrial leadership in the United States. Companies that satisfy the initial screening criteria are then scored and ranked based on their level of exposure to each category. If a company has exposure to multiple categories, it is classified under the category in which it has the highest exposure ranking. The Underlying Index’s rules-based scoring and ranking methodology selects the 15 highest-ranked company securities in each category. These companies become Index constituents, resulting in the Underlying Index typically maintaining 120 components across the eight categories of America First Technologies.

The Underlying Index is a total return index, meaning its performance reflects the reinvestment of dividends and distributions. Its constituents are weighted according to their free-float market capitalization. While the Underlying Index has minimum market capitalization requirements, it may have exposure to small-, mid- and large-capitalization companies. The Underlying Index is also reconstituted and rebalanced semi-annually, at which time companies that no longer meet index criteria are removed, and those that do are added (although as described below, the Sub-Adviser has discretion to adjust the Fund’s portfolio investments at any time).

The Index Provider partnered with the Sub-Adviser to co-develop the methodology used to determine the securities included in the Underlying Index. The Sub-Adviser is not involved in the ongoing maintenance of the Underlying Index or any discretionary decisions relating to its application, and does not act in the capacity of an index provider. The Sub-Adviser does not receive any fees associated with the use of the Underlying Index.

The Fund’s Investment Strategy

The Sub-Adviser generally expects to use a “replication” strategy to achieve the Fund’s investment objective, meaning the Fund will invest in most of the Underlying Index’s component securities. The Sub-Adviser may, however, use a “representative sampling” strategy. In doing so, the Fund’s assets will typically be allocated to a selected group of securities within the Underlying Index that the Sub-Adviser expects to mirror the overall performance of the Underlying Index. The Sub-Adviser will use a representative sampling approach when it deems it to be the most advantageous option for the Fund.

While the Underlying Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of America First Technologies companies, the Sub-Adviser will actively manage the Fund. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Underlying Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging America First Technologies company after the Index’s last rebalancing and reconstitution, it has the discretion to re-allocate those securities at any time. For example, the Sub-Adviser may identify negative issues with a company’s outlook, or potential opportunities, and remove it from the portfolio. To further the example, the Fund may remove portfolio holdings of a company that has experienced a negative change in business circumstances, or add a company that has recently completed an initial public offering (“IPO”). Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Underlying Index.

The Fund may also invest a portion of the portfolio in the equity securities of private, non-listed U.S. companies not represented in the Underlying Index, but that the Sub-Adviser identifies as having exposure to any of the eight categories America First Technologies described above, or having similar attributes. In selecting securities of private companies, the Sub-Adviser may look for companies with exposure to America First Technologies that are similar those represented in the Underlying Index but which are late-stage private companies nearing, or preparing for, an IPO. However, the Sub-Adviser may also select similar companies that are in earlier stages of development for inclusion in the Fund’s investment portfolio.

Portfolio Characteristics

Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities of America First Technologies companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents, including private, non-listed companies, but that the Sub-Adviser would characterize as emerging America First Technologies companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

To the extent the Underlying Index concentrates (i.e., holds more than 25% of its total assets in the securities of a particular industry or group of related industries), the Fund is expected to be concentrated in that industry. As of October 10, 2025, the Index was concentrated in the semiconductors and semiconductor equipment industry. See “Principal Investment Risks - Sector and Industry Risk - Semiconductor and Semiconductor Equipment Companies Risk” below.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities of America First Technologies companies.